Accounts Receivables, Net - Schedule of Accounts Receivables, Net (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Accounts Receivables, Net [Abstract]
Accounts receivables	$ 52,245	$ 479,772
Less: allowance for credit losses	(46,301)	(19,500)
Accounts receivables, net	$ 5,944	$ 460,272